BUSINESS AND FUNDING (Details) (USD $)	0 Months Ended	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended			3 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended
	Apr. 23, 2013	Jul. 31, 2014	Nov. 30, 2013	Jan. 31, 2013	Nov. 30, 2007	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Apr. 23, 2013 Stock Purchase Agreement [Member] Commitment Fee [Member]	Apr. 23, 2013 Stock Purchase Agreement [Member]	Nov. 30, 2013 Convertible Debenture [Member] Subsequent Event [Member]	Nov. 30, 2013 Convertible Debenture [Member]	Sep. 30, 2012 Convertible Debenture [Member]	Apr. 30, 2014 Convertible Debenture [Member]	Jul. 31, 2013 Convertible Debenture [Member]	Apr. 30, 2013 Convertible Debenture [Member]	Nov. 30, 2007 Share Subscription Agreement With Mars Overseas [Member]	Nov. 30, 2007 Videocon [Member]	Apr. 23, 2013 Aspire Capital Fund LLC [Member]	Oct. 31, 2013 Aspire Capital Fund LLC [Member]	Jul. 31, 2014 ZQX Advisors LLC [Member]	Jul. 31, 2013 ZQX Advisors LLC [Member]	Oct. 31, 2013 ZQX Advisors LLC [Member]	Oct. 31, 2012 ZQX Advisors LLC [Member]	Jul. 15, 2013 Private Placement [Member]	May 29, 2013 Private Placement [Member]	Jun. 30, 2011 AUO License Agreement [Member]	Oct. 31, 2013 AUO License Agreement [Member]	Jun. 30, 2011 Initial Payment By AUO [Member]	Oct. 31, 2013 Payable By AUO Upon Completion Of Certain Conditions [Member]	Nov. 30, 2007 Videocon License Agreement [Member]	Oct. 31, 2012 Videocon License Agreement [Member]	Oct. 31, 2013 Videocon License Agreement [Member]	Nov. 30, 2007 Share Subscription Agreement With Mars Overseas [Member]	Nov. 30, 2007 Mars Overseas To Copy Tele International [Member]	Nov. 30, 2007 Copy Tele International To Mars Overseas [Member]	Oct. 31, 2013 Stock Award Granted To Employees [Member]	Oct. 31, 2012 Stock Award Granted To Employees [Member]	Sep. 09, 2014 Subsequent Event [Member]	Jul. 31, 2014 Accounting Standards Codification [Member] License Agreement Terms [Member]	Jul. 31, 2014 Accounting Standards Codification [Member] License Agreement Terms [Member]	Oct. 31, 2013 Certificates of Deposit [Member]	Jul. 31, 2014 License Agreement Terms [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Impaired Assets to be Disposed of by Method Other than Sale, Carrying Value of Asset										$ 2,144,000
License Agreement, Aggregate License Fee																															10,000,000			11,000,000
License and Services Revenue						1,187,320	0	1,187,320	0	0	940,010																			2,400,000	3,000,000	3,000,000												10,000,000		1,187,000
License Agreement, Contingent License Fee, Receivable																															7,000,000		7,000,000			7,800,000
License Agreement, License Fee, Payment Term																																		27 months
Licenses Revenue																																			3,200,000
Share Subscription Agreement Shares Issued (in Shares)																																					20,000,000
Share Subscription Agreement Aggregate Purchase Price																				16,200,000
GDR Purchase Agreement GDR Issued (in Shares)																					1,495,845
GDR Purchase Agreement Aggregate Purchase Price																					16,200,000
Securities Lock Up Period					7 years
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement																																						5,000,000	5,000,000
Proceeds from Issuance of Private Placement				1,765,000				3,500,000						3,500,000	3,500,000	750,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%										6.00%	6.00%	8.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																	8,267,080	2,166,775	8,152,170
Stock Issued During Period, Value, Conversion of Convertible Securities								2,735,349		1,353,364							1,240,000	325,000
Stock Purchase Agreement, Authorized Amount													10,000,000
Stock Issued During Period, Shares, Issued for Services (in Shares)										0	7,100,818	3,500,000
Stock Issued During Period, Value, Issued for Services								40,748		304,685	75,932	700,000
Stock Purchase Agreement, Stock Issued During Period, Shares (in Shares)	2,500,000
Stock Purchase Agreement, Stock Issued During Period, Value	500,000
Stock Purchase Agreement, Regular Purchase Threshold, Shares (in Shares)	200,000
Stock Purchase Agreement, Regular Purchase, Threshold Value	200,000
Stock Purchase Agreement, Volume Weighted Average Price, Purchase Threshold Percentage of Volume Traded	30.00%
Stock Purchase Agreement, Volume Weighted Average Price, Purchase Price Selection, Per Share, Percentage of Volume Weighted Average Price												95.00%
Stock Purchase Agreement, Volume Weighted Average Price, Purchase Requirement Price, Per Share (in Dollars per share)												$ 0.50
Stock Issued During Period, Shares, New Issues (in Shares)																						2,880,000
Stock Issued During Period, Value, New Issues																						592,000
Stock Purchase Agreement, Common Stock Threshold Price, Per Share (in Dollars per share)	$ 0.15													$ 0.3784
Payments of Stock Issuance Costs								326,865				42,000
Additional Stock Purchase Agreement Stock Issued During the Period Shares (in Shares)												3,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 0.178																		$ 0.16	$ 0.178													$ 0.3784
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)										1,400,000				9,249,472														2,380,000														9,249,472
Proceeds from Warrant Exercises								300,009	380,800	380,800																381,000		381,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)										547,493
Convertible Securities, Conversion Price, Per Share (in Dollars per share)														$ 0.1892
Net Cash Provided by (Used in) Operating Activities								(2,017,179)	(2,642,399)	(3,186,798)	(3,140,748)
Payments to Suppliers and Employees										3,401,499	3,164,613
Proceeds from Collection of Other Receivables										214,000
Proceeds from Interest Received										1,000
Net Cash Provided by (Used in) Investing Activities								(2,553,798)	499,324	499,324	1,747,951
Proceeds from Sale of Short-term Investments								1,150,000	500,000	750,000	2,948,551																																		500,000
Net Cash Provided by (Used in) Financing Activities								7,324,369	2,785,413	3,245,953	958,450
Proceeds from Convertible Debt								3,500,000	1,765,000	1,765,000	750,000
Proceeds from Issuance of Common Stock			3,673,000					3,673,135	589,865	1,050,405													1,050,405		24,138	24,138
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																										19.50%
Proceeds from Stock Options Exercised								51,225	25,610	25,610	208,450
Cash, Period Increase (Decrease)								5,304,000		58,000
Cash, Cash Equivalents, and Short-term Investments		6,202,000				6,202,000		6,202,000		898,000	840,000
Allocated Share-based Compensation Expense										4,072,000	3,001,000																													2,693,000	615,000
Severance Costs											74,000
Employee Benefits and Share-based Compensation										0	927,000
Repayments of Convertible Debt								200,000									200,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)		16,000,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.25				$ 0.25		$ 0.25
Payments to Acquire Short-term Investments								3,700,000		250,000	1,200,000
Proceeds from License Fees Received																																											3,000,000
Development and License Fee, Income Statement, Contingent Revenue																																												7,000,000
Payments to Acquire Intangible Assets								3,036,000	0
Amortization of Intangible Assets						$ 81,289	$ 0	$ 233,129	$ 0	$ 0	$ 0